Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 19 — COMMITMENTS AND CONTINGENCIES

COMMITMENTS

Non-cancellable operating leases

The following table sets forth our contractual obligations as of December 31, 2023:

	Payment due by December 31,
	Total	2024	2025	2026	2027
Operating lease commitments for property management expenses under lease agreement	$366,243	$104,641	$104,641	$104,641	$52,320

CONTINGENCIES

The Group may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Group determines whether an estimated loss for a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. As of December 31, 2023, the Group guaranteed a bank loan for a third party company of $1,408,471. Except for the guarantee, the Group was not aware of any litigation, lawsuits or claims as of December 31, 2023.